Segment Disclosures and Concentration	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Disclosures and Concentration
Note 25. Segment Disclosures and Concentration
Operating segments are defined as components of an entity that engages in business activities from which it may earn revenues and incur expenses and has discrete financial information that is reviewed by the entity's chief operating decision maker ("CODM") to make decisions about how to allocate resources and assess performance. The Company operates in one operating segment as the Chief Executive
Officer, who is our CODM, reviews financial information, assesses the performance of the Company and makes decisions about allocating resources on a consolidated basis.
The Company’s revenues and total property and equipment, by country, are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Revenue:
United States	$1,148,850	$1,685,274	$1,874,589
United Kingdom	347,292	421,252	466,202
Japan	211,658	250,733	174,120
Greater China (1)	—	206,261	228,537
Other foreign countries(2)	862,327	852,345	715,144
Total revenue	$2,570,127	$3,415,865	$3,458,592

	December 31,
(Amounts in thousands)	2021	2020
Property and equipment:
United States	$4,035,613	$4,752,834
United Kingdom	876,822	1,020,575
Japan	486,525	525,046
Other foreign countries(2)	2,025,822	2,288,306
Total property and equipment	$7,424,782	$8,586,761

(1) The amounts for Greater China relate solely to the consolidated amounts of ChinaCo, which was deconsolidated on October 2, 2020.
(2) No other individual countries exceed 10% of our revenues or property and equipment.

Our concentration in specific cities magnifies the risk to us of localized economic conditions in those cities or the surrounding regions. The majority of the Company's revenue is earned from locations in densely populated cities and as a result may be more susceptible to economic impacts as a result of COVID-19.
The majority of our revenue is earned from locations in the United States and United Kingdom. During the years ended December 31, 2021, 2020 and 2019, approximately 45%, 49% and 54%, respectively, of our revenue was earned in the United States and approximately 14%, 12% and 13%, respectively, of our revenue was earned in the United Kingdom. The majority of our 2021 revenue from locations in the United States was generated from locations in greater New York City, San Francisco, Boston and Seattle markets. In the United Kingdom, 87% of 2021 revenues and 88% of our property and equipment are related to WeWork locations in the greater London area. In the United States, the Company generally uses metropolitan statistical areas (as defined by the United States Census Bureau) to define its greater metropolitan markets. The nearest equivalent is used internationally.
During the years ended December 31, 2021, 2020 and 2019, the Company had no single member that accounted for greater than 10% of the Company's total revenue.
Although the Company deposits its cash with multiple high credit quality financial institutions, its deposits, at times, may exceed federally insured limits. The Company believes no significant concentration risk exists with respect to its cash and cash equivalents.